Merger - Narrative (Details)									3 Months Ended	12 Months Ended
	Dec. 27, 2024 shares	Feb. 27, 2024 shares	Jan. 09, 2024 shares	Jan. 03, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 business_day shares	Dec. 27, 2023 USD ($) agreement business_day shares	Dec. 26, 2023 USD ($) $ / shares shares	Mar. 21, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) business_day	May 10, 2024 shares	Oct. 28, 2022 USD ($)	Aug. 01, 2022 USD ($)	May 25, 2021 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)							1
Long-term debt | $										$ 188,910,000
Proceeds from Merger, net of transaction costs | $										$ 0	$ 8,350,000
Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Period for which additional stock penalty will be waived if S-1 is not declared effective									60 days
Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $								$ 95,503,000					$ 85,000,000
Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							7,066,668					2,521,569
Private Placement Warrants
Schedule of Reverse Recapitalization [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							4,333,333
Common Class A | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)									1,268,100
Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)	70,000
Stock issued for services (in shares)			73,600				73,600
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	9,550,274	73,947		203,500						277,447
Common Class B | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)	(70,000)
Stock cancelled during period, shares, non-redemption agreement							70,000
Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)								60,000,000
Existing Equityholders | Common Class B | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)							60,000,000
Third Party | Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)							70,000
EGA Sponsor | Common Class A | Common Stock | Private Placement Warrants
Schedule of Reverse Recapitalization [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							4,333,333
EGA Sponsor | Common Class A | Common Stock | Not Subject to Possible Redemption
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio							1
EGA Sponsor | Common Class A | Common Stock | Shares Issued for EGA Stock Not Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)							5,624,000
EGA Sponsor | Common Class B | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio							1
EGA Sponsor | Common Class B | Common Stock | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)							1,000
EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Warrants agreed to be exchanged (in shares)								1,694,456
Warrants exchanged (in shares)							433,332
EGA | Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock exchanged (in shares)							75,000
EGA | Common Class A | Common Stock | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							7,066,668	372,780
Stock sold (in shares)							1
EGA | Common Class A | Common Stock | Private Placement Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)							1
EGA | Common Class A | Common Stock | Shares Issued for EGA Stock Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)							1,306,922
EGA | Common Class A | Common Stock | Shares Issued for EGA Public Warrants | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)							95,333
EGA | EGA Common Class A | Common Stock | Private Placement Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)								1
Underwriter
Schedule of Reverse Recapitalization [Line Items]
Merger, number of agreements entered into to amend terms | agreement							2
Underwriter | Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $															$ 7,875,000
Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $							$ 500,000
Stock, shares to be issued (in shares)							300,000
Stock, shares to be issued, maximum number of days following initial filing							5 days
Merger, provision for additional payment, maximum number of business days registration is not deemed effective | business_day						60	60				60
Underwriter | Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due at closing | $														$ 1,500,000
Underwriter | Amended Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due, maximum number of days after closing							60 days
Underwriter | Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Purchase of stock, reimbursement received | $					$ 18,000		$ 800,000
Underwriter | Common Class A | Common Stock | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity (in shares)						50,000	50,000
Underwriter | Common Class A | Common Stock | Public Stockholder
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)					75,000	75,000		75,000
Stock, redemption reversed (in shares)								75,000
Stock sold, consideration received | $								$ 818,000
Exercise price (in dollars per share) | $ / shares								$ 10.90
Investor | Common Class A | Common Stock | Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)							70,000
Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Common units, redeemed (in shares)							70,000
Affiliates and Non-Affiliates of EGA Sponsor | Common Class A | Common Stock | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)							9,550,274